Supplemental Financial Information (Supplemental Financial Information) (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Consolidated Statements of Comprehensive Income/(Loss)
Unbilled revenue	$ 58.6	$ 79.2	$ 77.8
Customer receivables	109.3	104.8	102.7
Amounts due from partners in jointly owned stations	8.3	14.2	15.8
Other	5.8	4.0	8.2
Provision for uncollectible accounts	(1.4)	(1.3)	(1.2)
Total accounts receivable, net	180.6	200.9	203.3
Fuel and Limestone	58.9	65.3	42.7
Plant materials and supplies	34.3	33.5	38.2
Other	1.7	1.4	1.8
Total inventories, at average cost	$ 94.9	$ 100.2	$ 82.7